Fees and Expenses	Mar. 31, 2025 USD ($)
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursements(1)	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%	[2]
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursements(1)	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursements(1)	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%	[3]
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.70%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.45%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.55%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%	[4]
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.91%
Expense Reimbursements(1)	(0.21%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.66%
Expense Reimbursements(1)	(0.21%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.76%
Expense Reimbursements(1)	(0.21%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%	[6]
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.67%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.42%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	0.00%
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.52%

[1]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through August 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	Class A shares purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.
[3]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[4]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[5]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.70% for Class A shares, 1.45% for Class C shares and 0.55% for Class I shares. This expense reimbursement will continue through August 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[6]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.